SHARE CAPITAL (Schedule of Stock Option and RSU Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares
Options outstanding at beginning of year	112,500		2,165
Granted during year		112,500
Forfeited during year			(2,165)
Exercised during year
Options outstanding at end of year	112,500	112,500
Options exercisable at end of year	112,500	62,500
Weighted average fair value of options and RSU granted during year		$ 0.14
Forfeited average intrinsic value during period
Exercised average intrinsic value during period
Weighted average exercise Price
Options outstanding at beginning of year	$ 1.5		$ 0.3
Granted during year
Forfeited during year			$ 0.3
Exercised during year
Options outstanding at end of year	$ 1.5	$ 1.5
Options exercisable at end of year	$ 1.5	$ 1.5